Quarterly Holdings Report
for
Fidelity® Real Estate Investment Portfolio
April 30, 2025
REA-NPRT3-0625
1.800348.121
Common Stocks - 99.8%
	Shares	Value ($)
UNITED STATES - 99.8%
Real Estate - 99.8%
Health Care REITs - 11.4%
Ventas Inc	1,892,254	132,609,160
Welltower Inc	1,490,940	227,502,535
		360,111,695
Industrial REITs - 14.7%
Americold Realty Trust Inc	3,812,500	73,733,750
Prologis Inc	2,711,515	277,116,833
STAG Industrial Inc Class A	2,145,200	70,855,956
Terreno Realty Corp	795,300	44,799,249
		466,505,788
Real Estate Management & Development - 6.7%
CBRE Group Inc Class A (a)	811,200	99,112,416
Compass Inc Class A (a)	4,110,600	31,733,832
CoStar Group Inc (a)	615,600	45,659,052
Jones Lang LaSalle Inc (a)	38,600	8,778,026
Zillow Group Inc Class C (a)	407,700	27,450,441
		212,733,767
Residential REITs - 15.4%
American Homes 4 Rent Class A	1,900,800	71,070,912
Camden Property Trust	384,200	43,721,960
Elme Communities	512,100	7,973,397
Equity LifeStyle Properties Inc	62,074	4,021,154
Equity Residential	1,463,000	102,790,380
Invitation Homes Inc	1,580,700	54,044,133
Mid-America Apartment Communities Inc	124,800	19,924,320
Sun Communities Inc	416,563	51,832,934
UDR Inc	3,155,741	132,162,433
		487,541,623
Retail REITs - 14.9%
Acadia Realty Trust	684,500	13,073,950
Curbline Properties Corp	330,250	7,559,423
FrontView REIT Inc (b)	552,985	6,879,133
InvenTrust Properties Corp	376,100	10,478,146
Kimco Realty Corp	6,772,390	135,312,352
Macerich Co/The	1,773,500	25,999,510
NNN REIT Inc	3,225,700	132,608,527
Phillips Edison & Co Inc	766,500	26,597,550
Regency Centers Corp	485,700	35,057,826
SITE Centers Corp	690,425	8,174,632
Tanger Inc	703,500	22,167,285
Urban Edge Properties	2,662,000	48,102,340
		472,010,674
Specialized REITs - 36.7%
American Tower Corp	1,653,000	372,602,730
CubeSmart	701,600	28,534,072
Digital Realty Trust Inc	740,200	118,831,708
Equinix Inc	300,400	258,569,300
Extra Space Storage Inc	129,940	19,038,809
Four Corners Property Trust Inc	1,193,800	33,366,710
Iron Mountain Inc	822,500	73,753,575
Lamar Advertising Co Class A	378,300	43,054,323
Public Storage Operating Co	439,700	132,099,071
SBA Communications Corp Class A	321,483	78,248,962
Weyerhaeuser Co	182,000	4,715,620
		1,162,814,880
TOTAL REAL ESTATE		3,161,718,427

TOTAL COMMON STOCKS (Cost $2,515,093,962)		3,161,718,427

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	7,567,434	7,568,948
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	195,056	195,075
TOTAL MONEY MARKET FUNDS (Cost $7,764,023)			7,764,023

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,522,857,985)	3,169,482,450
NET OTHER ASSETS (LIABILITIES) - 0.0%	(516,963)
NET ASSETS - 100.0%	3,168,965,487

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	27,028,135	388,627,698	408,086,885	840,333	-	-	7,568,948	7,567,434	0.0%
Fidelity Securities Lending Cash Central Fund	-	54,479,361	54,284,286	10,435	-	-	195,075	195,056	0.0%
Total	27,028,135	443,107,059	462,371,171	850,768	-	-	7,764,023

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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